Employee Share Ownership Plans - Summary of Employee Share Awards (Parenthetical) (Detail)	Jun. 30, 2024 Awards
BHP Group Limited [member] | Management Award Plan [member]
Statements [Line Items]
Number of share options exercisable in share-based payment arrangement	75,457